UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Equity / (deficit) attributable to owners of the parent	Issued capital	Share premium	Own shares trading premium	Stock options and share based incentives	Convertible instruments	Cost of own shares held	Retained deficit	Foreign currency translation reserve	Revaluation of PP&E and effect of tax rate change	Non-controlling Interests	Total
Beginning balance at Jun. 30, 2019	$ 47,301,863	$ 3,613	$ 96,486,865					$ (21,972,287)	$ (31,479,583)	$ 4,263,255	$ 14,793,003	$ 62,094,866
Share-based incentives	1,867,334				$ 1,867,334							1,867,334
(Loss) profit for the period	4,264,504							4,264,504			407,577	4,672,081
Other comprehensive income or loss	(6,691,822)								(8,885,868)	2,194,046	(874,703)	(7,566,525)
Ending balance at Dec. 31, 2019	46,741,879	3,613	96,486,865		1,867,334			(17,707,783)	(40,365,451)	6,457,301	14,325,877	61,067,756
Beginning balance at Jun. 30, 2020	46,179,395	3,613	96,486,865		3,428,029	$ 702,981	$ (30,906)	(18,613,112)	(43,198,201)	7,400,126	14,570,087	60,749,482
Capitalization of warrants (Note 6.15)	6,849,468	260	7,765,410	$ (916,202)								6,849,468
Shares issued (Note 6.7)	15,000,000	188	14,999,812									15,000,000
Share-based incentives	636,519				636,519							636,519
Purchase of own shares	(1,608,560)						(1,608,560)					(1,608,560)
(Loss) profit for the period	(6,323,365)							(6,323,365)			1,752,061	(4,571,304)
Other comprehensive income or loss	534,094								627,778	(93,684)	261,033	795,127
Ending balance at Dec. 31, 2020	$ 61,267,551	$ 4,061	$ 119,252,087	$ (916,202)	$ 4,064,548	$ 702,981	$ (1,639,466)	$ (24,936,477)	$ (42,570,423)	$ 7,306,442	$ 16,583,181	$ 77,850,732